Short-Term Bank Loans	6 Months Ended
Mar. 31, 2024
Short-Term Bank Loans [Abstract]
SHORT-TERM BANK LOANS

NOTE 9 — SHORT-TERM BANK LOANS

Short-term bank loans consisted of the following:

	March 31, 2024	September 30, 2023
Industrial and Commercial Bank of China (1)	$4,155,000	$4,113,000
China Merchants Bank (2)	1,385,000	-
Agricultural Bank of China (3)	2,756,150	-
Jiangsu Bank (4)	1,385,000	-
Total short-term bank loans	$9,681,150	$4,113,000

The terms of the various loan agreements related to short-term bank loans contain certain restrictive covenants which, among other things, require the Company to maintain positive net income and certain financial indicators. The terms also prohibit the Company from entering into transactions that may have a significant adverse impact on the Company’s ability to fulfil its loan obligations, including but not limited to, reorganization of the Company or its subsidiaries, disposing the Company’s business or assets, providing loans or guarantees to third parties, etc. The Company was in compliance with such covenants as of March 31, 2024 and September 30, 2023.

(1)	On September 28, 2023, Changzhou Zhongjin signed a loan agreement with Industrial and Commercial Bank of China to borrow $4,155,000 (RMB 30.0 million) as working capital for one year, with a maturity date of September 25, 2024. The loan had a fixed interest rate of 2.90% per annum.

(2)	On January 3, 2024, Changzhou Zhongjin entered into a loan agreement with China Merchants Bank to borrow $1,385,000 (RMB 10.0 million) as working capital. The loan has a fixed interest rate of 2.80% per annum and matures in one year. In addition, the Company’s major shareholder Mr. Erqi Wang, signed a maximum guarantee agreement with China Merchants Bank to provide personal credit guarantees for the loan.

(3)	On January 3, 2024, Changzhou Zhongjin entered into a loan agreement with Agricultural Bank of China to borrow $2,756,150 (RMB 19.9 million) as working capital. The loan has a fixed interest rate of 2.95% per annum and matures in one year.

(4)	On January 10, 2024, Changzhou Zhongjin entered into a loan agreement with Jiangsu Bank to borrow $1,385,000 (RMB 10.0 million) as working capital. The loan has a fixed interest rate of 3% per annum and matures in six months. In addition, the Company’s major shareholder Mr. Erqi Wang, signed a maximum guarantee agreement with Jiangsu Bank to provide personal credit guarantees for the loan. The loan was fully repaid on July 15, 2024.

The Company incurred interest expenses of $93,256 and $nil for the six months ended March 31, 2024 and 2023, respectively.